Stock Option Plan	12 Months Ended
Jan. 31, 2019
Text block [abstract]
Stock Option Plan
19.	STOCK OPTION PLAN

Following an increase of 5,000,000 during the year ended January 31, 2019, a reserve of 10,814,828 subordinate voting shares are available to be granted in stock options to officers, employees and, in limited circumstances, to consultants of the Company under the Company’s stock option plan. Such stock options are time vesting and 25% of the options will vest on each of the first, second, third and fourth anniversary of the grant. The stock options have a ten-year term at the end of which the options expire.

Under the stock option plan existing prior to the initial public offering of the Company’s subordinate voting shares, the options vested or were eligible to vest in equal annual instalments on each of the five anniversary dates of the date of grant and were exercisable for a period of up to ten years from the grant date.

The following table summarizes the weighted-average fair value of options granted and the main assumptions that were used to calculate the fair value during the years ended January 31, 2019 and 2018:

	January 31, 2019	January 31, 2018
Weighted-average fair value at grant date	$18.02	$11.66
Weighted average assumptions used in the fair value models
Share price	$60.48	$39.93
Risk-free interest rate	2.20%	1.16%
Expected life	6.25 years	6.25 years
Expected volatility	27.64%	30.43%
Expected annual dividend per share	0.60%	0.80%

The Company uses the Black-Scholes option-pricing model to estimate the fair value of options granted. The expected volatility used in option pricing models is calculated based on historical volatility of similar listed entities.

The number of stock options varied as follows:

	Number of options	Weighted average exercise price
Balance as at February 1, 2017	2,840,433	$22.39
Granted	1,106,900	39.61
Forfeited/Cancelled	(87,150)	24.77
Exercised [a]	(460,449)	18.07
Balance as at January 31, 2018	3,399,734	28.52
Granted	937,150	60.16
Forfeited/Cancelled	(189,387)	48.88
Exercised [b]	(264,478)	23.50
Balance as at January 31, 2019	3,883,019	$35.51

[a]	The weighted average stock price on these exercised stock options was $39.78.

[b]	The weighted average stock price on these exercised stock options was $61.04.

The following table summarizes information about stock options outstanding and exercisable, as at January 31, 2019:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$0 to $4	26,894	$0.85	2.1	26,894	$0.85
$16 to $20	17,550	19.00	7.1	9,125	18.90
$20 to $24	1,045,175	20.86	6.1	724,425	21.09
$24 to $28	955,900	27.08	6.0	795,050	26.96
$28 to $32	3,000	29.03	4.9	3,000	29.03
$36 to $40	963,950	39.45	8.4	215,000	39.45
$40 to $44	119,500	40.46	9.4	11,275	40.90
$44 to $48	13,800	47.67	9.0	3,450	47.67
$60 to $64	737,250	62.69	9.4	—	—
Balance as at January 31, 2019	3,883,019	$35.51	7.4	1,788,219	$25.78

The following table summarizes information about stock options outstanding and exercisable, as at January 31, 2018:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$0 to $4	56,180	$0.60	2.5	56,180	$0.60
$4 to $8	9,029	6.63	4.5	7,648	6.54
$16 to $20	18,125	18.92	8.1	5,025	18.66
$20 to $24	1,147,725	20.86	7.1	646,000	21.26
$24 to $28	1,057,100	27.07	7.0	601,725	26.91
$28 to $32	5,875	29.03	5.9	5,875	29.03
$36 to $40	1,046,800	39.45	9.4	—	—
$40 to $44	45,100	40.90	9.7	—	—
$44 to $48	13,800	47.67	10.0	—	—
Balance as at January 31, 2018	3,399,734	$28.52	7.7	1,322,453	$22.89

Share based compensation expense of $11.1 million for the year ended January 31, 2019 ($8.5 million for the year ended January 31, 2018) has been recorded in general and administrative expenses in the consolidated statements of net income.

As at January 31, 2019, the total unrecognized compensation cost related to unvested share-based payments totalled $15.1 million ($12.2 million as at January 31, 2018).